Related party transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 31, 2023
Related party transactions (Details) [Line Items]
Directors' remuneration expense	$ 29,587
Borrowings, interest rate				10.00%
Amount owed to executive officer
Accounts Payable and Accrued Liabilities
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Subsequently Reduced Monthly Payment			4,000
Directors [Member]
Related party transactions (Details) [Line Items]
Directors' remuneration expense		$ 66,515
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Performance Share Units Granted (in Shares)	57,692
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise Prices Per Shares (in Dollars per share)	$ 6.6
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise Prices Per Shares (in Dollars per share)	$ 9.9
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Proceeds from non-current borrowings			1,200,000
Monthly Payments For Loan			$ 6,000
Borrowings, interest rate			6.00%
Payments for debt issue costs			$ 400,000
Repayments of current borrowings			$ 800,000